Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,375,000.00
Total Fee Amount	327.99
Total Offset Amount	0.00
Net Fee	$ 327.99
Offering Table N/A
Offset Table N/A	N/A